Cash and cash equivalents - Narrative (Details) € in Millions	6 Months Ended
Jun. 30, 2024 EUR (€)
Amended debt financing agreement due 2028
Disclosure Of Cash And Cash Equivalents [Line Items]
Financial covenant, minimum cash requirement	€ 35.0